Income Tax (Details 1) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Assets
Net Operating Loss Carry Forwards	$ 456,500	$ 456,500	$ 456,500
Deferred Tax Liabilities
Total Deferred Tax Assets (Liabilities)
Net Deferred Tax Asset (Liabilities)	$ 456,500	$ 456,500	$ 456,500